GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 35.5%
Aerospace & Defense – 0.3%
14,227	Northrop Grumman Corp.	$ 4,623,917

Banks – 2.1%
380,341	BNP Paribas SA ADR(a)	7,618,230
182,576	Citigroup, Inc.	9,130,626
104,718	JPMorgan Chase & Co.	10,119,947
84,701	M&T Bank Corp.	8,974,071

		35,842,874

Beverages – 0.6%
231,810	The Coca-Cola Co.	10,950,704

Biotechnology – 0.4%
29,530	Amgen, Inc.	7,225,105

Capital Markets – 1.1%
11,434	BlackRock, Inc.	6,574,664
178,423	Morgan Stanley	8,721,316
51,969	Singapore Exchange Ltd. ADR	4,646,029

		19,942,009

Chemicals – 1.1%
21,141	Ecolab, Inc.	3,955,058
63,972	Linde PLC	15,680,177

		19,635,235

Commercial Services & Supplies – 0.5%
89,733	Republic Services, Inc.	7,829,204

Communications Equipment – 1.1%
349,781	Cisco Systems, Inc.	16,474,685
136,517	Juniper Networks, Inc.	3,464,802

		19,939,487

Construction & Engineering – 0.3%
248,896	Vinci SA ADR	5,313,930

Consumer Finance – 0.2%
33,631	American Express Co.	3,138,445

Containers & Packaging – 0.5%
248,520	International Paper Co.	8,646,011

Diversified Telecommunication Services – 0.8%
249,224	Verizon Communications, Inc.	14,325,395

Electric Utilities – 1.2%
875,805	Enel SpA ADR	7,939,172
30,420	NextEra Energy, Inc.	8,538,894
64,936	Xcel Energy, Inc.	4,483,182

		20,961,248

Electrical Equipment – 1.3%
104,784	Eaton Corp. PLC	9,758,534
551,790	Schneider Electric SE ADR	12,674,616

		22,433,150

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 0.4%
75,856	National Instruments Corp.	$ 2,692,888
56,583	TE Connectivity Ltd.	5,039,848

		7,732,736

Entertainment – 0.3%
50,189	The Walt Disney Co.	5,869,102

Equity Real Estate Investment Trusts (REITs) – 1.4%
16,554	Alexandria Real Estate Equities, Inc.	2,939,163
32,607	American Tower Corp.	8,523,144
30,260	AvalonBay Communities, Inc.	4,633,411
50,268	Camden Property Trust	4,564,837
158,519	Hudson Pacific Properties, Inc.	3,736,293

		24,396,848

Food & Staples Retailing – 0.3%
128,219	The Kroger Co.	4,460,739

Food Products – 0.9%
89,376	Mondelez International, Inc. Class A	4,959,474
93,039	Nestle SA ADR	10,964,646

		15,924,120

Health Care Equipment & Supplies – 1.1%
124,505	Medtronic PLC	12,012,242
55,978	Zimmer Biomet Holdings, Inc.	7,549,193

		19,561,435

Health Care Providers & Services – 1.1%
180,412	CVS Health Corp.	11,355,131
25,902	UnitedHealth Group, Inc.	7,842,608

		19,197,739

Hotels, Restaurants & Leisure – 0.6%
56,652	McDonald’s Corp.	11,006,351

Household Products – 0.8%
38,504	Kimberly-Clark Corp.	5,854,148
65,326	The Procter & Gamble Co.	8,565,545

		14,419,693

Industrial Conglomerates – 0.4%
46,865	Honeywell International, Inc.	7,000,225

Insurance – 1.1%
65,727	Chubb Ltd.	8,363,103
33,261	The Travelers Cos., Inc.	3,805,724
168,012	Zurich Insurance Group AG ADR(b)	6,199,643

		18,368,470

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – 0.9%
45,247	Accenture PLC Class A	$ 10,170,621
38,189	Fidelity National Information Services, Inc.	5,587,432

		15,758,053

Machinery – 1.0%
46,968	Deere & Co.	8,280,928
53,928	Illinois Tool Works, Inc.	9,976,141

		18,257,069

Media – 0.8%
194,739	Bright Pattern Holding Co.	244,397
328,845	Comcast Corp. Class A	14,074,566

		14,318,963

Metals & Mining – 0.6%
157,963	Rio Tinto PLC ADR	9,642,061

Multi-Utilities – 1.4%
88,932	Ameren Corp.	7,135,904
60,599	CMS Energy Corp.	3,889,244
105,761	National Grid PLC ADR(b)	6,251,533
64,346	Public Service Enterprise Group, Inc.	3,599,515
27,635	Sempra Energy	3,439,452

		24,315,648

Oil, Gas & Consumable Fuels – 1.8%
201,194	Antero Midstream Corp.	1,140,770
134,193	Chevron Corp.	11,264,160
600,957	Energy Transfer LP	3,936,268
300,620	Enterprise Products Partners LP	5,290,912
140,772	Plains All American Pipeline LP	1,075,498
304,118	Royal Dutch Shell PLC ADR Class A	9,065,758

		31,773,366

Pharmaceuticals – 3.4%
95,686	AstraZeneca PLC ADR	5,337,365
134,996	Bristol-Myers Squibb Co.	7,918,865
82,715	Eli Lilly & Co.	12,431,237
163,521	Johnson & Johnson	23,834,821
113,924	Novartis AG ADR	9,357,718

		58,880,006

Road & Rail – 0.7%
33,310	Norfolk Southern Corp.	6,402,515
35,811	Union Pacific Corp.	6,207,837

		12,610,352

Semiconductors & Semiconductor Equipment – 1.3%
23,756	Analog Devices, Inc.	2,728,377
102,026	Intel Corp.	4,869,701
53,554	QUALCOMM, Inc.	5,655,838
73,904	Texas Instruments, Inc.	9,426,455

		22,680,371

Shares	Description	Value

Common Stocks – (continued)
Software – 0.6%
47,399	Microsoft Corp.	$ 9,717,269

Specialty Retail – 1.3%
54,306	Lowe’s Cos., Inc.	8,086,707
56,960	The Home Depot, Inc.	15,122,310

		23,209,017

Technology Hardware, Storage & Peripherals – 0.9%
38,071	Apple, Inc.	16,181,698

Technology – Software/Services(a)(c) – 0.0%
194,739	Aspect Software, Inc. Class B	48,685

Tobacco – 0.2%
48,395	Philip Morris International, Inc.	3,717,220

Water Utilities – 0.7%
78,688	American Water Works Co., Inc.	11,588,382

TOTAL COMMON STOCKS (Cost $540,876,055)		$ 621,442,332

Shares	Dividend Rate	Value

Preferred Stocks(d) – 0.5%
Capital Markets(e) – 0.3%
Morgan Stanley (3M USD LIBOR + 3.708%)
183,597	6.375%	$ 5,184,779

Diversified Telecommunication Services – 0.1%
Qwest Corp.
43,276	6.500	1,060,262

Insurance(e) – 0.1%
Delphi Financial Group, Inc. (3M USD LIBOR + 3.190%)
143,849	4.882	3,092,754

TOTAL PREFERRED STOCKS (Cost $8,780,987)		$ 9,337,795

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 50.4%
Advertising(d)(f) – 0.4%
Lamar Media Corp.
$600,000	3.750%	02/15/28	$ 603,750
Outfront Media Capital LLC/Outfront Media Capital Corp.
2,250,000	6.250	06/15/25	2,289,375
360,000	5.000	08/15/27	351,900
Terrier Media Buyer, Inc.
2,850,000	8.875	12/15/27	2,921,250

			6,166,275

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(d) – 0.7%
Bombardier, Inc.(f)
$1,125,000	7.500%		12/01/24	$ 911,250
3,301,000	7.500		03/15/25	2,640,800
The Boeing Co.
3,432,000	5.150		05/01/30	3,759,035
1,652,000	5.805		05/01/50	1,937,846
TransDigm, Inc.
365,000	6.500		05/15/25	360,437
3,300,000	5.500		11/15/27	3,130,875

				12,740,243

Agriculture – 0.7%
BAT Capital Corp.(d)
10,000,000	4.390		08/15/37	11,426,000
MHP SE
330,000	7.750		05/10/24	345,056

				11,771,056

Airlines(f) – 0.1%
Air Canada Pass Through Trust Series 2013-1, Class B
1,501,905	5.375		05/15/21	1,337,837

Automotive – 1.4%
American Axle & Manufacturing, Inc.(d)
1,000	6.250		04/01/25	1,030
Clarios Global LP/Clarios US Finance Co.(d)(f)
1,850,000	8.500		05/15/27	1,940,187
Dealer Tire LLC/DT Issuer LLC(d)(f)
2,934,000	8.000		02/01/28	2,882,655
Delphi Technologies PLC(f)
4,100,000	5.000		10/01/25	4,530,500
Ford Motor Co.
1,464,000	8.500		04/21/23	1,623,055
Ford Motor Credit Co. LLC
2,500,000	5.875		08/02/21	2,558,025
1,600,000	4.140	(d)	02/15/23	1,628,069
400,000	4.687	(d)	06/09/25	416,246
1,543,000	5.125	(d)	06/16/25	1,641,288
General Motors Co.(d)
3,000,000	6.600		04/01/36	3,669,570

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Meritor, Inc.(d)(f)
$450,000	6.250%	06/01/25	$ 471,375
The Goodyear Tire & Rubber Co.(d)
3,050,000	5.125	11/15/23	3,053,812

			24,415,812

Banks – 3.9%
Akbank T.A.S.(d)(e)(5 Year USD Swap + 5.026%)
320,000	7.200	03/16/27	290,400
Banco do Brasil SA(d)(e)(10 Year CMT + 4.398%)
560,000	6.250	04/15/49	525,000
Banco Mercantil del Norte SA(d)(e)(f)(5 Year CMT + 4.967%)
680,000	6.750	09/27/99	647,275
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(f)
250,000	5.375	04/17/25	277,137
Banco Santander SA
2,000,000	3.490	05/28/30	2,215,000
Bank of America Corp.(d)(e)(3M USD LIBOR + 3.898%)
4,000,000	6.100	03/17/49	4,374,360
BBVA Bancomer SA(d)(e)(5 Year CMT + 2.650%)
530,000	5.125	01/18/33	497,869
BNP Paribas SA(f)
2,700,000	4.375	05/12/26	3,045,681
CIT Group, Inc.(d)
4,025,000	5.250	03/07/25	4,276,562
Citigroup, Inc.(d)(e)
(3M USD LIBOR + 4.517%)
1,890,000	6.250	08/15/49	2,119,162
(SOFR + 3.914%)
900,000	4.412	03/31/31	1,094,679
Credit Bank of Moscow Via CBOM Finance PLC(f)
260,000	4.700	01/29/25	255,856
Credit Suisse Group AG(d)(e)(f)
(5 Year CMT + 3.293%)
1,150,000	5.100	01/24/99	1,132,750
(5 Year USD Swap + 4.598%)
4,025,000	7.500	12/11/49	4,422,469
Deutsche Bank AG(d)(e)
(5 Year CMT + 4.524%)
800,000	6.000	10/30/99	696,000
(5 Year USD Swap + 2.248%)
2,000,000	4.296	05/24/28	1,935,000
FirstRand Bank Ltd.(d)(e)(5 Year USD Swap + 3.561%)
320,000	6.250	04/23/28	330,500
Grupo Aval Ltd.(d)(f)
340,000	4.375	02/04/30	325,040

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
ING Groep NV(d)(e)(5 Year USD Swap + 4.446%)
	$5,000,000	6.500%	04/16/49	$ 5,200,000
Intesa Sanpaolo SpA(f)
	8,000,000	5.017	06/26/24	8,430,000
Itau Unibanco Holding SA(d)(e)(5 Year CMT + 3.981%)
	500,000	6.125	12/12/99	475,787
JPMorgan Chase & Co.(d)(e)
(3M USD LIBOR + 3.330%)
	4,000,000	6.125	04/30/49	4,217,280
(3M USD LIBOR + 3.800%)
	2,700,000	4.051	11/01/49	2,636,334
(SOFR + 2.515%)
	441,000	2.956	05/13/31	479,583
Morgan Stanley, Inc.(d)(e)(3M USD LIBOR + 3.610%)
	2,731,000	3.885	10/15/49	2,570,554
Natwest Group PLC
	2,675,000	3.875	09/12/23	2,905,077
	2,975,000	6.000	12/19/23	3,350,820
OTP Bank Nyrt(d)(e)(-1X5M EURIBOR ICE Swap + 3.200%)
EUR	390,000	2.875	07/15/29	444,183
Truist Financial Corp.(d)(e)(10 Year CMT + 4.349%)
	$2,237,000	5.100	03/01/99	2,420,300
Turkiye Vakiflar Bankasi TAO
	200,000	6.000	11/01/22	193,313
UBS Group AG(d)(e)(5 Year USD Swap + 4.590%)
	4,000,000	6.875	08/07/49	4,305,000
UniCredit SpA(d)(e)(f)(5 Year CMT + 4.750%)
	1,525,000	5.459	06/30/35	1,565,934
United Bank for Africa PLC
	470,000	7.750	06/08/22	466,916

				68,121,821

Beverages – 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii A/S
	350,000	3.375	11/01/22	346,391
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(d)
	8,050,000	4.700	02/01/36	9,889,988
Central American Bottling Corp.(d)
	480,000	5.750	01/31/27	503,850
Constellation Brands, Inc.(d)
	2,275,000	2.875	05/01/30	2,481,797
Keurig Dr Pepper, Inc.(d)
	1,055,000	3.200	05/01/30	1,201,297

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
$308,000	3.800%	05/01/50	$ 382,641

			14,805,964

Building Materials(d) – 0.8%
BMC East LLC(f)
2,750,000	5.500	10/01/24	2,791,250
Builders FirstSource, Inc.(f)
1,507,000	6.750	06/01/27	1,652,049
940,000	5.000	03/01/30	952,925
Cemex SAB de CV
490,000	5.700	01/11/25	493,369
230,000	7.750	04/16/26	243,081
Cornerstone Building Brands, Inc.(f)
2,780,000	8.000	04/15/26	2,863,400
Griffon Corp.
2,168,000	5.750	03/01/28	2,265,560
Masonite International Corp.(f)
2,075,000	5.375	02/01/28	2,209,875
Summit Materials LLC/Summit Materials Finance Corp.(f)
1,213,000	5.250	01/15/29	1,255,455

			14,726,964

Chemicals(d) – 0.9%
Air Products & Chemicals, Inc.
484,000	2.800	05/15/50	550,714
Avient Corp.(f)
1,953,000	5.750	05/15/25	2,089,710
Ingevity Corp.(f)
2,775,000	4.500	02/01/26	2,781,937
Kraton Polymers LLC/Kraton Polymers Capital Corp.(f)
1,900,000	7.000	04/15/25	1,966,500
Minerals Technologies, Inc.(f)
1,695,000	5.000	07/01/28	1,745,850
OCI NV(f)
1,250,000	5.250	11/01/24	1,289,063
Sasol Financing USA LLC
200,000	6.500	09/27/28	179,500
WR Grace & Co-Conn(f)
4,048,000	4.875	06/15/27	4,311,120

			14,914,394

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Coal(d) – 0.0%
Mongolian Mining Corp./Energy Resources LLC
	$330,000	9.250%	04/15/24	$ 242,653

Commercial Services – 1.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(d)(f)
	2,557,000	6.625	07/15/26	2,723,205
	3,020,000	9.750	07/15/27	3,322,000
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC(d)(f)
	1,800,000	7.125	07/31/26	1,741,500
Global Liman Isletmeleri A/S(d)
	200,000	8.125	11/14/21	137,000
IHS Markit Ltd.(d)(f)
	5,675,000	4.750	02/15/25	6,463,711
Jaguar Holding Co. II/PPD Development LP(d)(f)
	2,050,000	4.625	06/15/25	2,152,500
	2,350,000	5.000	06/15/28	2,502,750
Prime Security Services Borrower LLC/Prime Finance, Inc.(f)
	3,550,000	5.250	04/15/24	3,807,375
Refinitiv US Holdings, Inc.(d)(f)
	3,000,000	8.250	11/15/26	3,311,250
Techem Verwaltungsgesellschaft 674 MBH(d)
EUR	760,000	6.000	07/30/26	922,700
The ADT Security Corp.
	$1,850,000	4.125	06/15/23	1,924,000

				29,007,991

Computers(d) – 1.0%
Banff Merger Sub, Inc.(f)
	1,000,000	9.750	09/01/26	1,058,750
Dell International LLC/EMC Corp.(f)
	5,000,000	8.100	07/15/36	6,776,300
Hewlett Packard Enterprise Co.
	3,000,000	6.200	10/15/35	3,781,830
Presidio Holdings, Inc.(f)
	2,095,000	8.250	02/01/28	2,178,800
Western Digital Corp.
	3,000,000	4.750	02/15/26	3,262,500

				17,058,180

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Distribution & Wholesale(d)(f) – 0.8%
Core & Main Holdings LP(g)(PIK 9.375%, Cash 8.625%)
$3,000,000	8.625%	09/15/24	$ 3,048,750
IAA, Inc.
750,000	5.500	06/15/27	798,750
Performance Food Group, Inc.
2,150,000	5.500	06/01/24	2,166,125
1,150,000	5.500	10/15/27	1,187,375
Resideo Funding, Inc.
3,282,000	6.125	11/01/26	3,289,001
Univar Solutions USA, Inc.
3,200,000	5.125	12/01/27	3,372,000

			13,862,001

Diversified Financial Services – 2.9%
AerCap Holdings NV(d)(e)(5 Year CMT + 4.535%)
1,825,000	5.875	10/10/79	1,400,688
Air Lease Corp.(d)
2,750,000	3.750	06/01/26	2,794,330
Ally Financial, Inc.
4,000,000	8.000	11/01/31	5,530,000
Alpha Holding SA(d)(f)
200,000	9.000	02/10/25	163,400
Avolon Holdings Funding Ltd.(d)(f)
3,450,000	5.250	05/15/24	3,204,256
CoBank ACB(d)(e)(3M USD LIBOR + 4.660%)
5,350,000	6.250	10/01/49	5,612,096
Curo Group Holdings Corp.(d)(f)
2,125,000	8.250	09/01/25	1,689,375
GE Capital Funding LLC(d)(f)
2,350,000	3.450	05/15/25	2,474,973
Global Aircraft Leasing Co. Ltd.(d)(f)(g)(PIK 7.250%, Cash 6.500%)
1,750,000	6.500	09/15/24	1,109,063
LPL Holdings, Inc.(d)(f)
487,000	5.750	09/15/25	506,480
1,350,000	4.625	11/15/27	1,390,500
Nationstar Mortgage Holdings, Inc.(d)(f)
3,050,000	8.125	07/15/23	3,175,812
Navient Corp.
3,000,000	5.500	01/25/23	3,075,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Oilflow SPV 1 DAC
$508,282	12.000%		01/13/22	$ 486,680
OneMain Finance Corp.
3,500,000	7.125		03/15/26	4,103,750
OneMain Finance Corp.
2,600,000	6.125		05/15/22	2,739,750
1,800,000	5.375	(d)	11/15/29	1,899,000
Park Aerospace Holdings Ltd.(d)(f)
2,235,000	5.250		08/15/22	2,147,902
Quicken Loans LLC(d)(f)
2,000,000	5.750		05/01/25	2,065,146
Raymond James Financial, Inc.(d)
900,000	4.650		04/01/30	1,109,016
The Charles Schwab Corp.(d)(e)
(3M USD LIBOR + 3.315%)
2,195,000	4.625		03/01/49	2,162,075
(5 Year CMT + 4.971%)
1,250,000	5.375		06/01/99	1,371,538
Visa, Inc.(d)
450,000	2.700		04/15/40	513,104

				50,723,934

Electrical – 0.7%
Eskom Holdings SOC Ltd.
200,000	5.750		01/26/21	195,000
630,000	6.350	(h)	08/10/28	630,591
Listrindo Capital B.V.(d)
520,000	4.950		09/14/26	535,437
LLPL Capital Pte Ltd.
442,198	6.875		02/04/39	504,244
Minejesa Capital B.V.
260,000	4.625		08/10/30	273,650
NRG Energy, Inc.(d)
2,800,000	3.750	(f)	06/15/24	2,994,824
140,000	7.250		05/15/26	150,325
115,000	5.750		01/15/28	126,212
Pacific Gas & Electric Co.(d)
1,470,000	3.500		08/01/50	1,506,162
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(d)(f)
2,250,000	4.500		08/15/28	2,368,125
Sempra Energy(d)(e)(5 Year CMT + 4.550%)
3,335,000	4.875		10/15/99	3,445,489

				12,730,059

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical Components & Equipment(d)(f) – 0.3%
Energizer Holdings, Inc.
$3,700,000	4.750%	06/15/28	$ 3,968,250
Wesco Distribution, Inc.
1,473,000	7.250	06/15/28	1,609,253

			5,577,503

Energy-Alternate Sources(d) – 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.(f)
1,400,000	6.500	01/15/26	1,505,000
Greenko Dutch B.V.
690,000	5.250	07/24/24	704,231

			2,209,231

Engineering & Construction – 0.1%
Aeropuertos Dominicanos Siglo XXI SA(d)
630,000	6.750	03/30/29	551,249
GMR Hyderabad International Airport Ltd.
460,000	5.375	04/10/24	448,063
IHS Netherlands Holdco B.V.(d)(f)
200,000	7.125	03/18/25	203,350
Mexico City Airport Trust(d)
520,000	5.500	10/31/46	432,087

			1,634,749

Entertainment(d)(f) – 0.6%
Banijay Entertainment SASU
1,800,000	5.375	03/01/25	1,811,250
Live Nation Entertainment, Inc.
1,250,000	6.500	05/15/27	1,340,625
Motion Bondco DAC
3,250,000	6.625	11/15/27	2,843,750
Scientific Games International, Inc.
1,000,000	5.000	10/15/25	990,000
500,000	7.000	05/15/28	458,750
Six Flags Entertainment Corp.
3,780,000	5.500	04/15/27	3,572,100

			11,016,475

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Environmental(d)(f) – 0.3%
GFL Environmental, Inc.
$570,000	7.000%	06/01/26	$ 607,050
730,000	5.125	12/15/26	775,625
858,000	8.500	05/01/27	956,670
Stericycle, Inc.
1,950,000	5.375	07/15/24	2,040,188

			4,379,533

Food & Drug Retailing(d) – 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(f)
550,000	3.500	02/15/23	561,000
2,595,000	4.625	01/15/27	2,744,212
1,995,000	5.875	02/15/28	2,184,525
502,000	4.875	02/15/30	539,650
Arcor SAIC
110,000	6.000	07/06/23	103,916
B&G Foods, Inc.
4,020,000	5.250	04/01/25	4,200,900
Kraft Heinz Foods Co.
3,198,000	5.000	07/15/35	3,732,763
2,592,000	4.375	06/01/46	2,693,635
Post Holdings, Inc.(f)
5,984,000	4.625	04/15/30	6,298,160

			23,058,761

Food Service(d)(f) – 0.0%
Aramark Services, Inc.
620,000	6.375	05/01/25	652,550

Forest Products&Paper(d) – 0.1%
Mercer International, Inc.
1,850,000	7.375	01/15/25	1,859,250

Gaming(d)(f) – 0.4%
Boyd Gaming Corp.
2,950,000	4.750	12/01/27	2,832,000
Station Casinos LLC
3,273,000	4.500	02/15/28	2,929,335
Wynn Macau Ltd.
550,000	5.125	12/15/29	536,250

			6,297,585

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(d) – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
$4,125,000	5.875%		08/20/26	$ 4,552,969

Health Care Products(d)(f) – 0.0%
Hill-Rom Holdings, Inc.
400,000	4.375		09/15/27	422,000

Healthcare Providers & Services – 1.6%
Acadia Healthcare Co., Inc.(d)
2,732,000	6.500		03/01/24	2,813,960
Centene Corp.(d)
2,840,000	4.250		12/15/27	3,027,582
CHS/Community Health Systems, Inc.(d)
1,990,000	6.250		03/31/23	2,009,900
Encompass Health Corp.(d)
1,200,000	4.500		02/01/28	1,254,000
HCA, Inc.
8,870,000	5.000		03/15/24	9,992,676
250,000	5.875	(d)	02/15/26	290,625
Rede D’or Finance S.a.r.l.(d)
200,000	4.500		01/22/30	179,250
Select Medical Corp.(d)(f)
1,700,000	6.250		08/15/26	1,831,750
Tenet Healthcare Corp.
1,790,000	8.125		04/01/22	1,928,725
2,000,000	6.250	(d)(f)	02/01/27	2,120,000
Universal Health Services, Inc.(d)(f)
2,650,000	5.000		06/01/26	2,775,530

				28,223,998

Holding Companies-Diversified(d) – 0.0%
KOC Holding A/S
700,000	6.500		03/11/25	711,156

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Home Builders – 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.(d)(f)
$1,642,000	4.875%	02/15/30	$ 1,469,590
Installed Building Products, Inc.(d)(f)
800,000	5.750	02/01/28	848,000
Lennar Corp.(d)
1,825,000	4.125	01/15/22	1,870,625
M/I Homes, Inc.(d)
1,378,000	4.950	02/01/28	1,419,340
PulteGroup, Inc.
3,000,000	7.875	06/15/32	3,960,000
Taylor Morrison Communities, Inc.(d)(f)
1,301,000	5.125	08/01/30	1,421,343
TRI Pointe Group, Inc.(d)
1,850,000	5.250	06/01/27	1,940,187
413,000	5.700	06/15/28	454,300

			13,383,385

Household Products(d) – 0.1%
Spectrum Brands, Inc.
1,800,000	5.750	07/15/25	1,854,000

Housewares(d) – 0.0%
Turkiye Sise ve Cam Fabrikalari A/S
530,000	6.950	03/14/26	538,944

Insurance – 0.9%
Acrisure LLC/Acrisure Finance, Inc.(d)(f)
1,550,000	10.125	08/01/26	1,708,875
American International Group, Inc.(d)
2,250,000	3.400	06/30/30	2,518,943
Fidelity & Guaranty Life Holdings, Inc.(d)(f)
2,850,000	5.500	05/01/25	3,138,562
HUB International Ltd.(d)(f)
1,760,000	7.000	05/01/26	1,845,800
Prudential Financial, Inc.(d)(e)(3M USD LIBOR + 3.920%)
4,300,000	5.625	06/15/43	4,656,857
Transatlantic Holdings, Inc.
75,000	8.000	11/30/39	117,868
USI, Inc.(d)(f)
1,850,000	6.875	05/01/25	1,900,875

			15,887,780

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – 2.1%
21Vianet Group, Inc.
$400,000	7.875%		10/15/21	$ 406,000
Booking Holdings, Inc.(d)
2,850,000	4.625		04/13/30	3,474,321
Expedia Group, Inc.(d)(f)
1,160,000	6.250		05/01/25	1,267,056
1,382,000	4.625		08/01/27	1,420,627
Getty Images, Inc.(d)(f)
250,000	9.750		03/01/27	234,063
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(d)(f)
1,305,000	5.250		12/01/27	1,389,825
GrubHub Holdings, Inc.(d)(f)
3,400,000	5.500		07/01/27	3,548,750
Match Group Holdings II LLC(d)(f)
2,300,000	4.625		06/01/28	2,369,000
2,379,000	4.125		08/01/30	2,450,370
NortonLifeLock, Inc.(d)(f)
4,000,000	5.000		04/15/25	4,110,000
Twitter, Inc.(d)(f)
4,305,000	3.875		12/15/27	4,563,300
Uber Technologies, Inc.(d)(f)
3,000,000	7.500		11/01/23	3,120,000
3,200,000	7.500		05/15/25	3,376,000
VeriSign, Inc.(d)
4,000,000	5.250		04/01/25	4,559,120

				36,288,432

Iron/Steel – 0.2%
ABJA Investment Co. Pte Ltd.
650,000	5.950		07/31/24	662,391
Cleveland-Cliffs, Inc.(d)
1,038,000	5.750		03/01/25	892,680
2,250,000	5.875		06/01/27	1,906,875
Vale Overseas Ltd.
300,000	6.250		08/10/26	359,812
110,000	3.750	(d)	07/08/30	118,082

				3,939,840

Leisure Time(d)(f) – 0.2%
Sabre GLBL, Inc.
2,405,000	9.250		04/15/25	2,645,500

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(d) – 0.2%
Fortune Star BVI Ltd.
$340,000	5.250%		03/23/22	$ 338,300
Marriott International, Inc.
1,664,000	4.625		06/15/30	1,784,973
Wyndham Destinations, Inc.(f)
598,000	6.625		07/31/26	620,425

				2,743,698

Machinery - Construction & Mining(d)(f) – 0.1%
BWX Technologies, Inc.
1,023,000	4.125		06/30/28	1,069,035

Machinery-Diversified(d)(f) – 0.0%
Titan Acquisition Ltd./Titan Co-Borrower LLC
588,000	7.750		04/15/26	577,710

Media – 4.6%
Altice Financing SA(d)
200,000	7.500		05/15/26	214,500
AMC Networks, Inc.(d)
1,800,000	4.750		08/01/25	1,845,000
CCO Holdings LLC/CCO Holdings Capital Corp.(d)(f)
3,000,000	5.875		05/01/27	3,172,500
4,980,000	4.750		03/01/30	5,316,150
Charter Communications Operating LLC/Charter Communications Operating Capital(d)
12,000,000	6.384		10/23/35	16,441,680
Clear Channel Worldwide Holdings, Inc.(d)
723,000	9.250		02/15/24	654,315
Comcast Corp.(d)
2,827,000	2.800		01/15/51	3,077,359
CSC Holdings LLC
985,000	5.250		06/01/24	1,083,500
5,450,000	5.500	(d)(f)	05/15/26	5,708,875
2,298,000	4.625	(d)(f)	12/01/30	2,412,900
Cumulus Media New Holdings, Inc.(d)(f)
2,680,000	6.750		07/01/26	2,432,100
Diamond Sports Group LLC/Diamond Sports Finance Co.(d)(f)
1,590,000	5.375		08/15/26	1,216,350
3,345,000	6.625		08/15/27	1,831,387

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
DISH DBS Corp.
	$6,300,000	5.875%	07/15/22	$ 6,630,750
Entercom Media Corp.(d)(f)
	2,300,000	7.250	11/01/24	1,909,000
	4,250,000	6.500	05/01/27	3,782,500
Gray Television, Inc.(d)(f)
	2,125,000	7.000	05/15/27	2,321,562
iHeartCommunications, Inc.(d)(f)
	1,450,000	5.250	08/15/27	1,462,688
	550,000	4.750	01/15/28	541,750
Nexstar Broadcasting, Inc.(d)(f)
	1,500,000	5.625	07/15/27	1,597,500
Scripps Escrow, Inc.(d)(f)
	1,050,000	5.875	07/15/27	1,052,625
Sinclair Television Group, Inc.(d)(f)
	2,100,000	5.875	03/15/26	2,110,500
Sirius XM Radio, Inc.(d)(f)
	1,085,000	4.625	07/15/24	1,141,963
TEGNA, Inc.(d)(f)
	2,300,000	4.625	03/15/28	2,271,250
The E.W. Scripps Co.(d)(f)
	1,875,000	5.125	05/15/25	1,851,562
Videotron Ltd.(d)(f)
	5,125,000	5.375	06/15/24	5,560,625
Virgin Media Vendor Financing Notes III DAC(d)(f)
GBP	1,650,000	4.875	07/15/28	2,201,362
Ziggo Bond Co. B.V.(d)(f)
EUR	675,000	3.375	02/28/30	758,168
	$500,000	5.125	02/28/30	525,000

				81,125,421

Mining – 1.1%
Constellium SE(d)(f)
	2,100,000	5.875	02/15/26	2,194,500
First Quantum Minerals Ltd.(d)(f)
	4,000,000	7.250	04/01/23	3,996,200
FMG Resources August 2006 Pty Ltd.(d)(f)
	2,325,000	4.750	05/15/22	2,429,625

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Freeport-McMoRan, Inc.(d)
$2,000,000	5.400%	11/14/34	$ 2,215,000
Glencore Finance Canada Ltd.(f)
3,000,000	5.550	10/25/42	3,499,650
Novelis Corp.(d)(f)
2,100,000	5.875	09/30/26	2,220,750
2,400,000	4.750	01/30/30	2,502,000
Vedanta Resources Finance II PLC(d)(f)
200,000	9.250	04/23/26	139,937

			19,197,662

Office(d) – 0.1%
CDW LLC/CDW Finance Corp.
1,440,000	4.125	05/01/25	1,515,600

Oil Field Services – 1.4%
Antero Resources Corp.(d)
6,500,000	5.125	12/01/22	5,216,250
Cenovus Energy, Inc.(d)
153,000	3.000	08/15/22	154,340
1,412,000	3.800	09/15/23	1,414,570
1,780,000	5.375	07/15/25	1,782,278
Chesapeake Energy Corp.(a)
2,000,000	5.500	09/15/26	81,000
Cia General de Combustibles SA(d)
590,000	9.500	11/07/21	472,184
Diamondback Energy, Inc.(d)
1,022,000	4.750	05/31/25	1,109,933
DNO ASA(d)(f)
420,000	8.375	05/29/24	371,700
Ensign Drilling, Inc.(d)(f)
1,400,000	9.250	04/15/24	560,000
Geopark Ltd.(d)(f)
200,000	5.500	01/17/27	173,500
Kosmos Energy Ltd.(d)
500,000	7.125	04/04/26	442,500
Laredo Petroleum, Inc.(d)
2,213,000	9.500	01/15/25	1,593,360
Lukoil Securities B.V.(f)
500,000	3.875	05/06/30	530,510

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
MEG Energy Corp.(d)(f)
	$2,480,000	7.125%		02/01/27	$ 2,201,000
Nabors Industries Ltd.(d)(f)
	840,000	7.250		01/15/26	526,050
Nexen, Inc.
	5,000	6.400		05/15/37	7,525
	50,000	7.500		07/30/39	85,688
Noble Holding International Ltd.(a)(d)
	840,000	7.750		01/15/24	10,500
	1,975,000	7.875	(f)	02/01/26	464,125
Occidental Petroleum Corp.(d)
	2,180,000	8.000		07/15/25	2,376,200
Petrobras Global Finance B.V.(i)
	500,000	6.850		06/05/15	529,000
Petroleos Mexicanos
EUR	220,000	2.500		08/21/21	253,561
Range Resources Corp.(d)
	$846,000	5.875		07/01/22	816,390
Sunoco LP/Sunoco Finance Corp.(d)
	545,000	5.500		02/15/26	559,988
Tecpetrol SA(d)
	770,000	4.875		12/12/22	748,825
Transocean, Inc.(d)(f)
	2,070,000	8.000		02/01/27	993,600
USA Compression Partners LP/USA Compression Finance Corp.(d)
	1,300,000	6.875		04/01/26	1,332,500

					24,807,077

Packaging – 1.6%
ARD Finance SA(d)(g)
(PIK 5.750%, Cash 5.000%)
EUR	1,850,000	5.000		06/30/27	2,120,196
(PIK 7.250%, Cash 6.500%)
	$3,950,000	6.500	(f)	06/30/27	4,029,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(d)(f)
	1,652,000	6.000		02/15/25	1,726,340
Berry Global, Inc.(d)(f)
	2,200,000	4.500		02/15/26	2,260,500
	2,000,000	5.625		07/15/27	2,140,000
Graphic Packaging International LLC(f)
	646,000	3.500		03/15/28	655,690

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
LABL Escrow Issuer LLC(d)(f)
$1,750,000	6.750%		07/15/26	$ 1,887,812
Mauser Packaging Solutions Holding Co.(d)(f)
2,150,000	5.500		04/15/24	2,193,000
965,000	7.250		04/15/25	926,400
Owens-Brockway Glass Container, Inc.(f)
1,750,000	5.875		08/15/23	1,839,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(d)(f)
190,000	7.000		07/15/24	193,325
Sealed Air Corp.(f)
2,000,000	5.250	(d)	04/01/23	2,130,000
1,300,000	4.000	(d)	12/01/27	1,339,000
1,843,000	6.875		07/15/33	2,239,245
Trivium Packaging Finance B.V.(d)(f)
1,075,000	5.500		08/15/26	1,136,813
1,300,000	8.500		08/15/27	1,418,625

				28,235,633

Pharmaceuticals(d) – 1.9%
AbbVie, Inc.(f)
6,650,000	3.200		11/21/29	7,487,169
AdaptHealth LLC(f)
1,445,000	6.125		08/01/28	1,504,606
Bausch Health Cos., Inc.(f)
65,000	5.875		05/15/23	65,000
4,000,000	9.000		12/15/25	4,430,000
1,350,000	5.000		01/30/28	1,356,750
1,350,000	5.250		01/30/30	1,378,688
Becton Dickinson & Co.
3,200,000	2.823		05/20/30	3,514,880
CVS Health Corp.
4,715,000	3.750		04/01/30	5,542,435
Herbalife Nutrition Ltd./HLF Financing, Inc.(f)
1,312,000	7.875		09/01/25	1,416,960
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(f)
2,745,000	7.250		08/15/26	2,868,525
Mylan NV
3,000,000	3.950		06/15/26	3,425,670

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(d) – (continued)
Vizient, Inc.(f)
$580,000	6.250%		05/15/27	$ 620,600

				33,611,283

Pipelines – 3.4%
Buckeye Partners LP(d)
2,100,000	4.350		10/15/24	2,103,906
1,835,000	4.125	(f)	03/01/25	1,848,762
2,801,000	3.950		12/01/26	2,769,489
929,000	4.125		12/01/27	909,259
1,217,000	4.500	(f)	03/01/28	1,209,394
Cheniere Energy Partners LP(d)
1,800,000	4.500		10/01/29	1,899,000
DCP Midstream Operating LP(f)
4,000,000	6.750		09/15/37	3,840,000
Energy Transfer Operating LP
4,000,000	4.250	(d)	03/15/23	4,183,520
2,985,000	6.625		10/15/36	3,207,323
Enterprise Products Operating LLC(d)(e)(3M USD LIBOR + 2.778%)
1,000,000	3.128		06/01/67	753,970
Genesis Energy LP/Genesis Energy Finance Corp.(d)
3,500,000	6.000		05/15/23	3,377,500
2,010,000	7.750		02/01/28	1,937,640
Kinder Morgan Energy Partners LP
7,000,000	7.300		08/15/33	9,735,460
NGPL PipeCo LLC(d)(f)
1,315,000	4.375		08/15/22	1,363,168
Plains All American Pipeline LP/PAA Finance Corp.(d)
3,000,000	3.600		11/01/24	3,107,100
Sabine Pass Liquefaction LLC(d)
2,275,000	4.200		03/15/28	2,514,216
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(d)
5,000,000	5.125		02/01/25	5,125,000
The Williams Cos., Inc.
7,000,000	7.500		01/15/31	9,134,300

				59,019,007

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – 1.7%
American Tower Corp.(d)
	$2,125,000	3.950%	03/15/29	$ 2,499,446
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(d)(f)
	600,000	5.750	05/15/26	494,446
Country Garden Holdings Co. Ltd.(d)
	650,000	6.500	04/08/24	696,719
Crown Castle International Corp.(d)
	300,000	4.150	07/01/50	377,055
Growthpoint Properties International Pty Ltd.
	270,000	5.872	05/02/23	273,375
IRSA Propiedades Comerciales SA(d)
	540,000	8.750	03/23/23	451,467
Kaisa Group Holdings Ltd.
	320,000	11.750	02/26/21	328,200
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(d)(f)
	1,306,000	4.625	06/15/25	1,358,240
MPT Operating Partnership LP/MPT Finance Corp.(d)
	4,000,000	6.375	03/01/24	4,157,720
	3,000,000	5.000	10/15/27	3,218,370
NE Property B.V.(d)
EUR	470,000	1.750	11/23/24	537,201
Realogy Group LLC/Realogy Co-Issuer Corp.(d)(f)
	$1,600,000	4.875	06/01/23	1,568,000
	1,950,000	9.375	04/01/27	1,993,875
Realogy Group LLC/Realogy Co.-Issuer Corp.(d)(f)
	748,000	7.625	06/15/25	785,400
SBA Communications Corp.(d)(f)
	2,637,000	3.875	02/15/27	2,729,295
Scenery Journey Ltd.(d)
	310,000	13.000	11/06/22	308,353
Service Properties Trust(d)
	623,000	7.500	09/15/25	660,559
	2,201,000	4.750	10/01/26	1,903,504
	1,318,000	4.950	10/01/29	1,126,462
Starwood Property Trust, Inc.(d)
	2,700,000	4.750	03/15/25	2,602,125
VICI Properties LP/VICI Note Co., Inc.(d)(f)
	1,526,000	3.500	02/15/25	1,545,075

				29,614,887

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – 2.1%
1011778 BC ULC/New Red Finance, Inc.(d)(f)
$3,000,000	5.000%	10/15/25	$ 3,075,000
AutoNation, Inc.(d)
961,000	4.750	06/01/30	1,112,617
Beacon Roofing Supply, Inc.(d)(f)
2,907,000	4.875	11/01/25	2,848,860
Burlington Coat Factory Warehouse Corp.(d)(f)
684,000	6.250	04/15/25	726,750
eG Global Finance PLC(d)(f)
3,800,000	6.750	02/07/25	3,961,500
Eurotorg LLC Via Bonitron DAC
410,000	8.750	10/30/22	409,872
IRB Holding Corp.(d)(f)
1,099,000	7.000	06/15/25	1,175,930
2,710,000	6.750	02/15/26	2,723,550
L Brands, Inc.(d)(f)
715,000	6.875	07/01/25	770,412
Lowe’s Cos., Inc.(d)
7,237,000	5.125	04/15/50	10,474,255
PetSmart, Inc.(d)(f)
2,800,000	5.875	06/01/25	2,877,000
Staples, Inc.(d)(f)
1,600,000	7.500	04/15/26	1,396,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.(d)
550,000	5.500	06/01/24	560,312
The Home Depot, Inc.(d)
1,170,000	3.350	04/15/50	1,428,465
Yum! Brands, Inc.(d)(f)
63,000	7.750	04/01/25	69,773
3,064,000	4.750	01/15/30	3,316,780

			36,927,076

Semiconductors – 1.1%
Amkor Technology, Inc.(d)(f)
1,398,000	6.625	09/15/27	1,537,800
AMS AG(d)(f)
1,682,000	7.000	07/31/25	1,738,768
Broadcom, Inc.(d)(f)
4,000,000	3.625	10/15/24	4,380,040

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
$3,117,000	5.000%		04/15/30	$ 3,702,154
3,925,000	4.150		11/15/30	4,417,195
Microchip Technology, Inc.
2,000,000	3.922		06/01/21	2,039,824
NXP B.V./NXP Funding LLC/NXP USA, Inc.(d)(f)
982,000	3.400		05/01/30	1,085,247
Qorvo, Inc.(d)(f)
750,000	4.375		10/15/29	802,500

				19,703,528

Software(d) – 0.5%
BY Crown Parent LLC/BY Bond Finance, Inc.(f)
435,000	4.250		01/31/26	445,331
Castle US Holding Corp.(f)
2,824,000	9.500		02/15/28	2,601,610
Nuance Communications, Inc.
3,000,000	5.625		12/15/26	3,225,000
Oracle Corp.
1,405,000	3.600		04/01/50	1,681,392
PTC, Inc.(f)
4,000	3.625		02/15/25	4,130
SS&C Technologies, Inc.(f)
850,000	5.500		09/30/27	913,750

				8,871,213

Telecommunication Services – 4.3%
Altice France SA(d)(f)
5,000,000	7.375		05/01/26	5,318,750
AT&T, Inc.(d)
3,000,000	5.250		03/01/37	3,861,600
CenturyLink, Inc.
1,450,000	5.125	(d)(f)	12/15/26	1,513,437
2,870,000	7.650		03/15/42	3,271,800
Cincinnati Bell, Inc.(d)(f)
2,000,000	7.000		07/15/24	2,060,000
CommScope, Inc.(d)(f)
1,100,000	6.000		03/01/26	1,170,125
1,430,000	7.125		07/01/28	1,501,500
Digicel Group 0.5 Ltd.(d)(f)(g)
97,785	7.000		08/17/99	8,801
(PIK 3.000%, Cash 5.000%)
590,400	8.000		04/01/25	175,644

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Intelsat Jackson Holdings SA(a)(d)(f)
$4,800,000	8.000%		02/15/24	$ 4,896,000
3,000,000	8.500		10/15/24	1,980,000
MTN Mauritius Investments Ltd.
420,000	6.500		10/13/26	450,450
Nokia of America Corp.
3,000,000	6.450		03/15/29	3,135,000
Qwest Corp.
4,780,000	6.750		12/01/21	5,100,547
Sprint Capital Corp.
1,150,000	8.750		03/15/32	1,765,250
Sprint Corp.
10,039,000	7.875		09/15/23	11,645,240
T-Mobile USA, Inc.(d)
3,000,000	4.000		04/15/22	3,105,000
6,000,000	6.500		01/15/26	6,315,000
1,896,000	4.500	(f)	04/15/50	2,366,151
Telecom Argentina SA(d)
340,000	6.500		06/15/21	329,375
310,000	8.000	(f)	07/18/26	287,041
Telecom Italia Capital SA
3,025,000	7.200		07/18/36	3,962,750
1,000,000	7.721		06/04/38	1,351,250
Telecom Italia SpA(f)
5,000,000	5.303		05/30/24	5,468,750
Verizon Communications, Inc.
3,000,000	5.250		03/16/37	4,225,380

				75,264,841

Toys/Games/Hobbies(d) – 0.1%
Mattel, Inc.
2,475,000	3.150		03/15/23	2,425,500

Transportation – 0.0%
MV24 Capital B.V.(f)
331,548	6.748		06/01/34	331,444
Rumo Luxembourg S.a.r.l.(d)
240,000	5.875		01/18/25	252,000

				583,444

TOTAL CORPORATE OBLIGATIONS (Cost $850,605,171)				$ 883,051,440

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(e) – 0.0%
Collateralized Mortgage Obligation – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1M LIBOR + 0.190%)
	$215,604	0.375%	07/25/47	$ 191,354
(Cost $83,547)

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $83,547)				$ 191,354

Foreign Debt Obligations – 0.3%
Sovereign – 0.3%
Ecuador Government International Bond(a)
	$490,000	10.750%	03/28/22	$ 263,375
	330,000	7.950	06/20/24	177,375
Republic of Angola
	300,000	9.500	11/12/25	272,813
Republic of Argentina(a)
	380,000	4.625	01/11/23	167,556
Republic of Egypt
EUR	590,000	4.750	04/11/25	673,055
Republic of Nigeria
	$690,000	6.500	11/28/27	655,284
Republic of Sri Lanka(f)
	630,000	6.350	06/28/24	498,488
Republic of Turkey
	760,000	6.125	10/24/28	707,275
Ukraine Government Bond
	680,000	7.750	09/01/23	705,500

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $4,661,137)				$ 4,120,721

Bank Loans(j) – 6.8%
Aerospace(e) – 0.2%
TransDigm, Inc. (1M LIBOR + 2.250%)
	$4,250,830	2.411%	12/09/25	$ 3,973,761

Automotive(e) – 0.1%
Adient US LLC (3M LIBOR+4.250%)
	1,950,362	4.411	05/06/24	1,917,050

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j)– (continued)
Automotive - Parts(e) – 0.2%
Tenneco, Inc. (1M LIBOR + 3.000%)
$4,452,399	3.161%	10/01/25	$ 3,847,140

Chemicals(e) – 0.3%
Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
2,128,500	3.420	05/15/24	1,993,702
Starfruit Finco B.V. (1M LIBOR + 3.000%)
2,886,463	3.178	10/01/25	2,787,054

			4,780,756

Computers(k) – 0.2%
Redstone Buyer LLC
2,850,000	0.000	06/29/27	2,821,500

Diversified Financial Services(e) – 0.0%
Fiserv Investment Solutions, Inc. (3M LIBOR + 4.750%)
650,000	5.136	02/18/27	638,625

Environmental(e) – 0.1%
Advanced Disposal Services, Inc. (1 Week LIBOR + 2.250%)
1,920,416	4.650	11/10/23	1,907,222

Food & Drug Retailers(e) – 0.0%
B&G Foods, Inc. (1M LIBOR + 2.500%)
744,375	2.661	10/10/26	733,209

Health Care - Services(e) – 0.4%
MPH Acquisition Holdings LLC (3M LIBOR + 2.750%)
1,928,826	3.750	06/07/23	1,897,077
Sotera Health Holdings LLC (1M LIBOR + 4.500%)
1,979,771	5.500	12/11/26	1,972,347
U.S. Renal Care, Inc. (1M LIBOR + 5.000%)
2,183,500	5.188	06/26/26	2,133,585
Verscend Holding Corp. (1M LIBOR + 4.500%)
1,375,493	4.661	08/27/25	1,367,763

			7,370,772

Home Construction(e) – 0.1%
Brookfield Residential Properties, Inc. (1M LIBOR + 2.500%)
2,037,890	3.161	08/28/23	1,793,343

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans (j)– (continued)
Media - Broadcasting & Radio(e) – 0.2%
Cumulus Media New Holdings, Inc. (3M LIBOR + 3.750%)
$918,063	4.822%		03/31/26	$ 871,508
Getty Images, Inc. (1M LIBOR + 4.500%)
1,948,846	4.688		02/19/26	1,753,961

				2,625,469

Media - Cable(e) – 0.3%
CSC Holdings LLC
(1M LIBOR + 2.250%)
1,698,416	2.425		07/17/25	1,637,919
(1M LIBOR + 2.500%)
3,782,866	2.675		04/15/27	3,652,054

				5,289,973

Media - Non Cable(e) – 0.1%
Terrier Media Buyer, Inc. (1M LIBOR + 4.250%)
1,194,000	4.411		12/17/26	1,162,228

Packaging(e) – 0.3%
Flex Acquisition Co., Inc. (3M LIBOR + 3.250%)
2,800,000	3.546		06/29/25	2,658,684
Reynolds Group Holdings, Inc. (1M LIBOR + 2.750%)
2,946,506	2.911		02/05/23	2,883,392

				5,542,076

Pharmaceuticals(e) – 0.6%
Alphabet Holding Co., Inc. (1M LIBOR + 7.750%)
5,000,000	7.911		09/26/25	4,565,000
Valeant Pharmaceuticals International, Inc. (1M LIBOR + 3.000%)
6,616,683	3.176		06/02/25	6,501,949

				11,066,949

Restaurants(e) – 0.0%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 1.750%)
451,435	1.911		11/19/26	432,741

Retailers(e) – 0.1%
OEConnection LLC
(3M LIBOR + 4.000%)
62,784	4.000	(c)	09/25/26	60,523
(3M LIBOR + 4.000%)
2,062,445	5.072		09/25/26	1,969,635

				2,030,158

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j)– (continued)
Services Cyclical - Business Services(e) – 0.3%
EVO Payments International LLC (1M LIBOR + 3.250%)
$2,947,236	3.420%	12/22/23	$ 2,869,871
Travelport Finance (Luxembourg) S.a.r.l. (3M LIBOR + 5.000%)
3,076,750	6.072	05/29/26	1,843,650

			4,713,521

Services Cyclical - Consumer Services(e) – 0.2%
Asurion LLC (1M LIBOR + 3.000%)
3,335,805	3.161	08/04/22	3,289,104

Technology - Software/Services – 2.1%
Banff Merger Sub, Inc.(e) (1M LIBOR + 4.250%)
4,936,628	4.411	10/02/25	4,754,367
Cardtronics USA, Inc.(e) (1M LIBOR + 4.000%)
1,075,000	5.000	06/25/27	1,066,938
Ceridian HCM Holding, Inc.(e) (1 Week LIBOR + 2.500%)
2,947,500	2.611	04/30/25	2,855,391
DCert Buyer, Inc.(e) (1M LIBOR + 4.000%)
1,770,563	4.161	10/16/26	1,739,896
Epicor Software Corp.(k)
4,100,000	0.000	07/30/27	4,092,989
1,275,000	0.000	07/30/28	1,300,500
Ion Trading Technologies S.a.r.l.(e) (3M LIBOR + 4.000%)
1,983,524	5.072	11/21/24	1,922,372
Mitchell International, Inc.(k)
5,050,000	0.000	11/29/24	4,911,125
Refinitiv US Holdings Inc.(e) (1M LIBOR + 3.250%)
4,087,750	3.411	10/01/25	4,054,190
SS&C Technologies Holdings Europe S.a.r.l.(e) (1M LIBOR + 1.750%)
1,197,450	1.911	04/16/25	1,158,533
SS&C Technologies, Inc.(e) (1M LIBOR + 1.750%)
1,704,387	1.911	04/16/25	1,648,994
The Dun & Bradstreet Corp.(e) (1M LIBOR + 3.750%)
3,092,250	3.922	02/06/26	3,073,573
The Ultimate Software Group, Inc.(e)
(1M LIBOR + 3.750%)
1,637,625	3.911	05/04/26	1,620,397
(3M LIBOR + 4.000%)
175,000	4.750	05/04/26	174,935

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (j)– (continued)
Technology - Software/Services – (continued)
(3M LIBOR + 6.750%)
$100,000	7.500%	05/03/27	$ 101,667
Tibco Software, Inc.(e)(1M LIBOR + 3.750%)
1,979,846	3.920	06/30/26	1,899,009

			36,374,876

Telecommunication Services(e) – 0.5%
Hoya Midco LLC (6M LIBOR + 3.500%)
7,588,598	4.572	06/30/24	6,235,324
Level 3 Financing, Inc. (1M LIBOR + 1.750%)
2,023,967	1.911	03/01/27	1,958,613

			8,193,937

Wireless Telecommunications(e) – 0.2%
Intelsat Jackson Holdings SA
(3M LIBOR + 4.750%)
3,000,000	8.000	11/27/23	3,017,340
(3M LIBOR + 5.500%)
741,223	6.500	07/13/22	753,579

			3,770,919

Wirelines Telecommunications(e) – 0.3%
Consolidated Communications, Inc. (1M LIBOR+3.000%)
4,849,816	4.000	10/04/23	4,690,840

TOTAL BANK LOANS (Cost $123,447,176)			$ 118,966,169

U.S. Treasury Obligation(l) – 0.1%
United States Treasury Note
1,730,000	1.875%	12/15/20	$ 1,741,353
(Cost $1,729,276)

Shares	Dividend Rate	Value

Investment Companies(m) – 4.1%
Goldman Sachs Emerging Markets Equity Fund - Class R6
2,516	1.032%	$ 61,408
Goldman Sachs Financial Square Government Fund - Class R6
40,830,826	0.130	40,830,826
Goldman Sachs Financial Square Government Fund - Institutional Shares
30,746,372	0.130	30,746,372
Goldman Sachs High Yield Fund - Class R6
8,715	5.450	54,384

TOTAL INVESTMENT COMPANIES (Cost $71,678,610)		$ 71,692,990

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,601,861,959)		$1,710,544,154

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(m) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,352,010	0.130%	$ 3,352,010
(Cost $3,352,010)

TOTAL INVESTMENTS – 97.9% (Cost $1,605,213,969)		$1,713,896,164

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		37,582,009

NET ASSETS – 100.0%		$1,751,478,173

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security is currently in default and/or non-income producing.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2020.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Pay-in-kind securities.

(h)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $630,591, which represents approximately 0.0% of the Fund’s net assets as of July 31, 2020.

(i)	Actual maturity date is June 5, 2115.

(j)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(m)	Represents an affiliated issuer.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At July 31, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Intelsat Jackson Holdings SA, due 07/13/22	$741,223	$753,579	$12,356
OEConnection LLC, due 09/25/26	134,186	127,584	(6,011)

TOTAL			$6,345

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	4,544,933	EUR	4,153,507	08/12/20	$(348,941)
	USD	2,192,716	GBP	1,738,875	09/30/20	(84,236)

						$(433,177)

FUTURES CONTRACTS — At July 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	391	09/18/20	$63,801,425	$4,051,362
Ultra Long U.S. Treasury Bonds	291	09/21/20	66,257,062	2,843,783
Ultra 10 Year U.S. Treasury Notes	8	09/21/20	1,274,000	18,039
2 Year U.S. Treasury Notes	71	09/30/20	15,689,891	13,887
5 Year U.S. Treasury Notes	30	09/30/20	3,783,750	16,053
10 Year U.S. Treasury Notes	167	09/21/20	23,393,047	202,571
20 Year U.S. Treasury Bonds	10	09/21/20	1,822,813	47,673

Total				$7,193,368

Short position contracts:
5 Year U.S. Treasury Notes	(473)	09/30/20	(59,657,125)	(334,248)
10 Year U.S. Treasury Bonds	(89)	09/21/20	(14,173,250)	(82,928)
20 Year U.S. Treasury Bonds	(167)	09/21/20	(30,440,969)	(719,603)

Total				$(1,136,779)

TOTAL FUTURES CONTRACTS				$6,056,589

SWAP CONTRACTS — At July 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.250%(b)	6M EURO(c)	09/16/23	EUR	570	$(3,614)	$(2,030)	$(1,584)
0.000(b)	6M EURO(c)	09/16/25		740	(17,402)	(20,591)	3,189
0.750(c)	3M LIBOR(d)	09/16/40		$810	391	6,788	(6,397)
0.750(c)	3M LIBOR(d)	09/16/50		10	82	459	(377)
3M LIBOR(d)	0.500%(c)	09/16/22		7,530	48,903	37,381	11,522
3M LIBOR(d)	0.500(c)	09/16/23		3,070	29,292	25,541	3,751
3M LIBOR(d)	0.500(c)	09/16/25		81,810	945,912	393,563	552,349
3M LIBOR(d)	0.750(c)	09/16/27		3,640	91,454	80,638	10,816
3M LIBOR(d)	0.750(c)	09/16/30		98,060	2,024,861	782,066	1,242,795

TOTAL					$3,119,879	$1,303,815	$1,816,064

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2020.

(b)	Payments made annually.

(c)	Payments made semi-annually.

(d)	Payments made quarterly.

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Building Products – 1.1%
52,200	A.O. Smith Corp.	$ 2,512,908
11,345	Lennox International, Inc.	3,042,048

		5,554,956

Capital Markets – 5.5%
25,830	Ameriprise Financial, Inc.	3,968,263
9,875	BlackRock, Inc.	5,678,224
26,332	Evercore, Inc. Class A	1,456,160
10,100	FactSet Research Systems, Inc.	3,497,630
17,155	Moody’s Corp.	4,825,701
54,175	SEI Investments Co.	2,834,978
36,084	T. Rowe Price Group, Inc.	4,983,200

		27,244,156

Chemicals – 2.2%
22,475	Ecolab, Inc.	4,204,623
4,520	NewMarket Corp.	1,694,141
7,562	The Sherwin-Williams Co.	4,899,571

		10,798,335

Commercial Services & Supplies – 0.8%
73,040	Rollins, Inc.	3,827,296

Consumer Finance – 0.8%
78,064	Discover Financial Services	3,858,704

Distributors – 0.8%
12,000	Pool Corp.	3,800,400

Electric Utilities – 1.1%
18,900	NextEra Energy, Inc.	5,305,230

Electrical Equipment – 0.8%
17,455	Rockwell Automation, Inc.	3,807,634

Electronic Equipment, Instruments & Components – 3.7%
53,350	Amphenol Corp. Class A	5,642,296
161,910	Corning, Inc.	5,019,210
64,007	National Instruments Corp.	2,272,248
59,723	TE Connectivity Ltd.	5,319,528

		18,253,282

Entertainment – 2.2%
131,335	Activision Blizzard, Inc.	10,852,211
1	The Walt Disney Co.	117

		10,852,328

Equity Real Estate Investment Trusts (REITs) – 2.5%
44,270	Equity LifeStyle Properties, Inc.	3,024,526
29,120	Extra Space Storage, Inc.	3,009,261
87,750	Iron Mountain, Inc.	2,473,673
19,535	Public Storage	3,904,656

		12,412,116

Food & Staples Retailing – 3.3%
14,415	Casey’s General Stores, Inc.	2,294,724
15,680	Costco Wholesale Corp.	5,104,310
122,870	The Kroger Co.	4,274,647

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – (continued)
111,090	Walgreens Boots Alliance, Inc.	$ 4,522,474

		16,196,155

Food Products – 2.4%
85,635	Hormel Foods Corp.	4,355,396
26,450	Ingredion, Inc.	2,287,925
10,915	J&J Snack Foods Corp.	1,343,964
63,595	Tyson Foods, Inc. Class A	3,907,913

		11,895,198

Health Care Equipment & Supplies – 5.2%
43,700	Danaher Corp.	8,906,060
84,980	Medtronic PLC	8,198,870
43,440	Stryker Corp.	8,396,952

		25,501,882

Health Care Providers & Services – 6.7%
59,680	AmerisourceBergen Corp.	5,979,339
119,706	CVS Health Corp.	7,534,296
91,010	Patterson Cos., Inc.	2,417,226
46,190	Quest Diagnostics, Inc.	5,869,363
48,756	The Ensign Group, Inc.	2,242,288
29,585	UnitedHealth Group, Inc.	8,957,746

		33,000,258

Health Care Technology* – 0.0%
1	Change Healthcare, Inc.	12

Hotels, Restaurants & Leisure – 1.2%
55,900	Wyndham Destinations, Inc.	1,486,940
49,310	Yum! Brands, Inc.	4,489,676

		5,976,616

Household Products – 0.2%
5,935	WD-40 Co.	1,166,524

Independent Power and Renewable Electricity Producers – 0.6%
35,200	Atlantica Sustainable Infrastructure PLC	1,054,944
31,700	Clearway Energy, Inc.	726,247
17,400	NextEra Energy Partners LP	1,082,280
17,600	TerraForm Power, Inc. Class A	376,687

		3,240,158

Industrial Conglomerates – 1.0%
31,775	3M Co.	4,781,184

Insurance – 2.1%
24,955	Aon PLC Class A	5,121,265
80,375	Principal Financial Group, Inc.	3,410,311
19,420	The Hanover Insurance Group, Inc.	1,978,510

		10,510,086

IT Services – 10.4%
27,482	Accenture PLC Class A	6,177,404
39,695	Automatic Data Processing, Inc.	5,275,862

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
33,237	Broadridge Financial Solutions, Inc.	$ 4,465,058
43,565	Fidelity National Information Services, Inc.	6,373,995
48,265	International Business Machines Corp.	5,933,699
21,340	Jack Henry & Associates, Inc.	3,804,922
22,220	Mastercard, Inc. Class A	6,855,537
31,760	MAXIMUS, Inc.	2,356,910
162,275	The Western Union Co.	3,940,037
33,525	Visa, Inc. Class A	6,383,160

		51,566,584

Leisure Products – 0.5%
26,024	Polaris, Inc.	2,696,867

Machinery – 0.5%
48,620	Donaldson Co., Inc.	2,350,291

Media – 5.8%
297,820	Comcast Corp. Class A	12,746,696
1	Fox Corp. Class A	26
133,825	Omnicom Group, Inc.	7,190,417
327,409	ViacomCBS, Inc. Class B	8,535,553

		28,472,692

Multi-Utilities – 1.7%
34,510	Sempra Energy	4,295,115
43,590	WEC Energy Group, Inc.	4,152,383

		8,447,498

Multiline Retail – 1.3%
49,660	Dillard’s, Inc. Class A	1,169,493
42,310	Target Corp.	5,325,983

		6,495,476

Oil, Gas & Consumable Fuels – 13.5%
126,000	Antero Midstream Corp.	714,420
48,200	BP Midstream Partners LP	525,380
73,850	Cheniere Energy Partners LP	2,502,038
64,000	Crestwood Equity Partners LP	928,000
102,000	DCP Midstream LP	1,167,900
115,000	Enable Midstream Partners LP	534,750
820,000	Energy Transfer LP	5,371,000
448,000	Enterprise Products Partners LP	7,884,800
18,800	Enviva Partners LP	718,348
105,000	Genesis Energy LP	700,350
31,200	Hess Midstream LP Class A	542,568
131,300	Holly Energy Partners LP	1,773,863
188,800	Magellan Midstream Partners LP	7,644,512
470,000	MPLX LP	8,586,900
173,000	NuStar Energy LP	2,487,740
12,600	ONEOK, Inc.	351,666
28,800	Pembina Pipeline Corp.	700,992
147,500	Phillips 66 Partners LP	4,100,500
904,000	Plains All American Pipeline LP	6,906,560
134,500	Shell Midstream Partners LP	1,589,790
56,300	Sunoco LP	1,397,366
39,000	Targa Resources Corp.	712,920
27,500	TC Energy Corp.	1,254,000

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
104,800	TC PipeLines LP	$ 3,213,168
92,700	The Williams Cos., Inc.	1,773,351
302,000	Western Midstream Partners LP	2,718,000

		66,800,882

Pharmaceuticals – 0.8%
75,905	Perrigo Co. PLC	4,024,483

Professional Services – 0.3%
21,480	Insperity, Inc.	1,436,153

Semiconductors & Semiconductor Equipment – 6.1%
43,995	Analog Devices, Inc.	5,052,826
88,340	Applied Materials, Inc.	5,682,912
24,860	KLA Corp.	4,967,774
17,131	Power Integrations, Inc.	2,090,496
64,650	QUALCOMM, Inc.	6,827,686
44,920	Texas Instruments, Inc.	5,729,546

		30,351,240

Software – 2.5%
29,380	Microsoft Corp.	6,023,194
111,950	Oracle Corp.	6,207,627

		12,230,821

Specialty Retail – 4.3%
38,494	Aaron’s, Inc.	2,008,617
46,605	Best Buy Co., Inc.	4,641,392
39,745	Lowe’s Cos., Inc.	5,918,428
21,945	The Home Depot, Inc.	5,826,178
31,170	Williams-Sonoma, Inc.	2,715,530

		21,110,145

Technology Hardware, Storage & Peripherals – 1.0%
279,500	HP, Inc.	4,913,610

Textiles, Apparel & Luxury Goods – 1.9%
1	Kontoor Brands, Inc.	19
56,550	NIKE, Inc. Class B	5,519,846
65,948	VF Corp.	3,980,621

		9,500,486

Trading Companies & Distributors – 2.5%
85,250	Fastenal Co.	4,010,160
25,458	MSC Industrial Direct Co., Inc. Class A	1,680,483
10,734	W.W. Grainger, Inc.	3,665,983
13,114	Watsco, Inc.	3,095,822

		12,452,448

TOTAL COMMON STOCKS (Cost $414,406,661)		$480,832,186

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – 1.6%
Goldman Sachs Financial Square Government Fund - Class R6
7,341,994	0.130%	$ 7,341,994
Goldman Sachs Financial Square Government Fund - Institutional Shares
380,798	0.130	380,798

TOTAL INVESTMENT COMPANIES (Cost $7,722,792)		$ 7,722,792

TOTAL INVESTMENTS – 98.9% (Cost $422,129,453)		$488,554,978

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		5,595,577

NET ASSETS – 100.0%		$494,150,555

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents affiliated funds.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

S&P 500 E-Mini Index	49	09/18/20	$7,995,575	$231,123

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit default swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Securities Lending —The Income Builder Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

The Goldman Sachs Income Builder Fund and BNYM received compensation relating to the lending of the Fund’s securities.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

B. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2020:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,646,029	$—	$—
Europe	141,630,663	—	—
North America	474,872,558	9,582,192	48,685
Fixed Income
Corporate Obligations	—	883,051,440	—
Mortgage-Backed Obligations	—	191,354	—
Foreign Debt Obligations	—	4,120,721	—
Bank Loans	—	118,905,646	60,523
U.S. Treasury Obligations	1,741,353	—	—
Unfunded Loan Commitments(b)	—	12,356	—
Investment Companies	71,692,990	—	—
Securities Lending Reinvestment Vehicle	3,352,010	—	—

Total	$697,935,603	$1,015,863,709	$109,208

Liabilities(b)
Unfunded Loan Commitments	$—	$—	$6,011

Derivative Type

Assets(b)
Futures Contracts	$7,193,368	$—	$—
Interest Rate Swap Contracts	—	1,824,422	—

Total	$7,193,368	$1,824,422	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(433,177)	$—
Futures Contract	(1,136,779)	—	—
Interest Rate Swap Contracts	—	(8,358)	—

Total	$(1,136,779)	$(441,535)	$—

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$29,896,494	$—	$—
North America	450,559,005	376,687	—
Investment Companies	7,722,792	—	—

Total	$488,178,291	$376,687	$—

Derivative Type

Assets(b)
Futures Contracts	$231,123	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund have taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.